ACQUIRED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2013
ACQUIRED INTANGIBLE ASSETS, NET
Schedule of Finite Lived and Indefinite Lived Intangible Assets

	For the years ended December 31,
	2012				2013
	Gross			Net	Gross			Net
	carrying	Accumulated	Accumulated	carrying	carrying	Accumulated	Accumulated	carrying
	amount	amortization	impairment	amount	amount	amortization	impairment	amount
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Acquired intangible assets with definite lives
Service agreements with universities and high schools	89,235	(19,103)	(34,958)	35,174	89,235	(20,318)	(34,958)	33,959
Operating platforms used to provide online education services	759	(759)	—	—	759	(759)	—	—
Customer base	11,708	(11,708)	—	—	11,708	(11,708)	—	—
Online coursewares	3,623	(3,623)	—	—	3,623	(3,623)	—	—
Partnership with agencies	356	(353)	—	3	356	(356)	—	—
Exclusive partnership with universities	21,356	(10,453)	—	10,903	21,356	(11,732)	—	9,624
Operational right of private school	4,464	(2,021)	—	2,443	4,464	(2,275)	—	2,189
Partnership with local institutes	2,380	(720)	—	1,660	2,380	(1,052)	—	1,328
Reacquired right to use trademark	300	(300)	—	—	300	(300)	—	—

Total intangible assets with definite lives	134,181	(49,040)	(34,958)	50,183	134,181	(52,123)	(34,958)	47,100
Acquired intangible assets with indefinite lives
Trade name	4,316	—		4,316	4,316	—	—	4,316
Total	138,497	(49,040)	(34,958)	54,499	138,497	(52,123)	(34,958)	51,416

Schedule of Future Amortization Expense Related to Intangible Assets

Amortization expenses were RMB4,171, RMB3,903 and RMB3,083 for the years ended December 31, 2011, 2012 and 2013, respectively.  Amortization expenses for the next five years are as follows:

Years ending December 31,	RMB

2014	2,929
2015	2,892
2016	2,720
2017	2,512
2018	2,512